Deferred tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Taxes and Tax Credits [Abstract]
Deferred research & development tax credits	$ 2,487	$ 2,505
Deferred other tax credits	1	36
Total deferred tax credits	$ 2,488	$ 2,541